Subsequent Event	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Event
13. Subsequent Event
Private Placement
On January 3, 2025, the Company entered into the Securities Purchase Agreements with various investors, including certain members of the Company’s Board of Directors and management (the Investors) for the issuance and sale by the Company of an aggregate of 863,340 shares of Series A Preferred Stock, par value $0.001 per share, at a purchase price of $200.00 per share in the Private Placement. Pursuant to the Certificate of Designation that was filed with the Delaware Secretary of State on January 7, 2025 (the Certificate of Designation), each share of Series A Preferred Stock will convert into common stock at the conversion price of $0.80 per share, subject to approval of such conversion being received at the Company’s special meeting of stockholders to be held on March 5, 2025, and other terms and limitations contained in the Certificate of Designation. The Securities Purchase Agreements include customary representations, warranties and covenants by the parties to the agreements.
The sale of 843,908 shares of Series A Preferred Stock to institutional investors closed on January 8, 2025, with gross proceeds, before deducting placement agent fees and other offering expenses, of $168.8 million. An additional $3.9 million, for 19,432 shares of Series A Preferred Stock, will be invested by certain members of the Company’s Board of Directors and management, subject to approval of such issuance being received at the Company’s special meeting of stockholders. The Company expects to use the net proceeds from the Private Placement for general corporate purposes.
Registration Rights Agreement
In connection with the Private Placement, the Company also entered into a Registration Rights Agreement, dated January 3, 2025 (the Registration Rights Agreement), with the Investors, which provides that the Company will register the resale of the shares of common stock issuable upon conversion of the Series A Preferred Stock. The Company is required to prepare and file an initial registration statement with the SEC as soon as reasonably practicable, but in no event later than 60 days after the closing of the Private Placement, and to use best efforts to have the registration statement declared effective within 50 days after the filing of the initial registration statement with the SEC, subject to the approval of the conversion of the Series A Preferred Stock being received at the Company’s special meeting of stockholders. The Registration Rights Agreement also contains customary provisions including, among other things, provisions relating to indemnification and expenses.
From the date that is six months following the date of the first issuance of the Series A Preferred Stock (the Six Month Date) until receipt of stockholder approval of the conversion of the Series A Preferred Stock into shares of common stock in accordance with Nasdaq Stock Market Rules (the Conversion Proposal), dividends will accrue, on all issued and outstanding shares of Series A Preferred Stock, at an annual rate of eight percent (
8
%) compounded annually on the original per share price of $200.00 (plus any such accreted compounded amounts); provided that such annual dividend rate shall increase by two percent (2%) on each one year anniversary of the Six Month Date if the stockholder approval of the Conversion Proposal is not obtained by such time (collectively, the Accruing Dividends). Such Accruing Dividends shall be payable only when, as, and if declared by the Board of Directors and the Company shall be under no obligation to pay such Accruing Dividends, other than as expressly provided in the Certificate of Designations.
Perceptive Credit Agreement
On January 3, 2025, the Company entered into a senior secured credit facility for borrowings up to an aggregate principal amount of $125.0 million pursuant to the Perceptive Credit Agreement among Perceptive Credit Holdings IV, LP, as administrative agent (Agent), the lenders from time to time party thereto and the Company. Pursuant to the terms and conditions of the Perceptive Credit Agreement, the lenders agreed to extend term loans to the Company in an aggregate principal amount of up to $125.0 million, comprised of (i) a term loan of $100.0 million (the Initial Term Loan), which was funded on January 8, 2025 (the Closing Date), and (ii) a delayed draw term loan of up to $25.0 million (the Delayed Draw Loan). The Initial Term Loan and the Delayed Draw Loan are referred to collectively as the Loans. The Delayed Draw Loan is available for funding until July 14, 2027, subject to the achievement of a specific revenue milestone and other customary conditions.
On the Closing Date, the Company borrowed the initial term loan in the principal amount of $100.0 million, and used the proceeds of such loan, together with cash on hand, to repay in full the $200.0 million due under its two existing senior secured credit facilities with (i) SLR Investment Corp. and (ii) ABL Lender. After repayment in full, the SLR Credit Facilities were terminated as of the Closing Date.
The principal amount outstanding under the Loans will accrue interest at a rate per annum equal to (i) the greater of
(a) one-month
term SOFR or (b) 4.00% per annum, plus (ii) an applicable margin of 8.00%, payable monthly in arrears. During the first two years after the Closing Date, a portion of the accrued interest equal to 1.50% per annum will be paid in kind and added to the principal amount of the Loans on each monthly interest payment date. The outstanding principal amount of the Loans will be due and payable on the five year anniversary of the Closing Date (the Maturity Date).
The Company paid the lenders a
non-refundable
closing fee in the amount of $1.0 million in respect of the Initial Term Loan on the Closing Date. The Company is obligated to pay the lenders a non-refundable
closing fee in the amount of $250,000 in respect of the Delayed Draw Loan, to be due and payable upon the funding of the Delayed Draw Loan.
The Company may voluntarily prepay the outstanding Loans, subject to a prepayment premium of (i) 10.0% of the principal amount of the prepaid Loans, if prepaid prior to or on the first anniversary of the Closing Date, (ii) 8.0% of the principal amount of the prepaid Loans, if prepaid after the first anniversary of the Closing Date through and including the second anniversary of the Closing Date, (iii) 4.0% of the principal amount of the prepaid Loans, if prepaid after the second anniversary of the Closing Date through and including the third anniversary of the Closing Date, (iv) 2.0% of the principal amount of the prepaid Loans, if prepaid after the third anniversary of the Closing Date through and including the fourth anniversary of the Closing Date, and (v) 0.00% of the principal amount of the prepaid Loans, if prepaid after the fourth anniversary of the Closing Date.
The Perceptive Credit Agreement contains customary representations and warranties and customary affirmative and negative covenants, including, among others, requirements as to financial reporting and insurance and restrictions on the Company’s ability to dispose of its business or property, to change its line of business, to liquidate or dissolve, to enter into any change in control transaction, to merge or consolidate with any other entity or to acquire all or substantially all the capital stock or property of another entity, to incur additional indebtedness, to incur liens on its property or to pay any dividends or other distributions on capital stock, in each case with certain exceptions. The Company has also agreed to certain financial covenants that require the Company to (i) maintain a minimum cash balance of at least $10.0 million in accounts subject to control agreements in favor of Agent, and (ii) achieve certain trailing twelve-month net revenue targets as set forth in the Perceptive Credit Agreement.
In addition, the Perceptive Credit Agreement contains customary events of default that entitle the Agent to cause the Company’s indebtedness under the Perceptive Credit Agreement to become immediately due and payable, and to exercise remedies against the Company and the collateral securing the obligations owed under the Perceptive Credit Agreement. Under the Perceptive Credit Agreement, an event of default will occur if, among other things, the Company fails to make payments under the Perceptive Credit Agreement, the Company breaches certain covenants under the Perceptive Credit Agreement, subject to specified cure periods with respect to certain breaches, a material adverse change or a material regulatory event has occurred under the Perceptive Credit Agreement, or the Company or its assets become subject to certain legal proceedings, such as bankruptcy proceedings. Upon the occurrence and for the duration of an event of default, an additional default interest rate equal to 4.0% per annum will apply to all obligations owed under the Perceptive Credit Agreement.

Warrant
On the Closing Date, the Company issued to Perceptive Credit Holdings IV, LP as the initial lender a warrant to purchase 5,625,000 of shares of the Company’s Common Stock (the Closing Date Warrant), at an exercise price equal to $0.80. If the Company draws the Delayed Draw Loan, the Company is required to issue additional warrant(s) to the lenders to purchase 1,406,250 of shares of the Company’s Common Stock (the Delayed Draw Warrant), at an exercise price equal to the average closing price of the Company’s Common Stock for the 5 trading days immediately preceding the issuance date of the Delayed Draw Warrant. Both the Closing Date Warrant and the Delayed Draw Warrant, if issued, are exercisable during the seven years after the date of issuance.